5 SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
SHARE-BASED COMPENSATION

On April 20, 2015, our Board of Directors and the holder of a majority of our outstanding shares of common stock approved the adoption of our 2015 Equity Incentive Award Plan (the "Plan"). The Plan allows for the issuance of up to 2,000,000 shares of our common stock for award grants. The Plan provides equity-based compensation through the grant of cash-based awards, nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock-based awards. We believe that an adequate reserve of shares available for issuance under the Plan is necessary to enable us to attract, motivate and retain key employees and directors and to provide an additional incentive for such individuals through stock ownership and other rights that promote and recognize the financial success and growth of our Company. We granted options to purchase 185,000 shares of our common stock and 98,669 restricted stock units pursuant to the Plan during the nine months ended September 30, 2017. Share based compensation expense for nine months ended September 30, 2017 was $5,167,354. During the quarter ended September 30, 2017, Lone Star Value Investors, LP exercised on a cashless basis a warrant which resulted in the issuance of 1,205,837 shares of our common stock and we recorded a corresponding charge to stock based compensation expense of $2,170,506.

During quarter ended June 30, 2017, 174,680 restricted stock units were cancelled and an accelerated cost of $792,764 due to such cancellation has been accounted for as stock based compensation expense. As of September 30, 2017, out of the 2,000,000 shares available under the Plan, aggregate grants of 1,607,758 shares of our common stock had been granted as options and restricted stock units.

On April 20, 2015, our Board of Directors and the holder of a majority of our outstanding shares of common stock approved the adoption of our 2015 Equity Incentive Award Plan (the "Plan") and a grant of discretionary authority to the executive officers to implement and administer the Plan. The Plan allows for the issuance of up to 2,000,000 shares of our common stock for award grants (all of which can be incentive stock options). The Plan provides equity-based compensation through the grant of cash-based awards, nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock-based awards. We believe that an adequate reserve of shares available for issuance under the Plan is necessary to enable us to attract, motivate and retain key employees and directors and to provide an additional incentive for such individuals through stock ownership and other rights that promote and recognize the financial success and growth of our Company. During the twelve months ended December 31, 2016, we granted 982,700 options to employees. As of December 31, 2016, aggregate grants under the Plan total 1,563,569 shares of our common stock.